EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of treasury shares

We present below the stocks of Credicorp Ltd., that the entities of the Group maintain at December 31, 2019, 2018 and 2017:

	Number of shares
	Shares of	Shared-based
At December 31, 2019	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	134,169	134,169
Pacífico Seguros	—	29,539	29,539
Credicorp Perú	—	21,695	21,695
Credicorp Capital Servicios Financieros	—	13,830	13,830
Other minors	4,387	47,698	52,085
	14,625,233	246,931	14,872,164

	Number of shares
		Shared-
	Shares of	based
At December 31, 2018	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	162,286	162,286
Pacífico Seguros	—	33,794	33,794
Credicorp Perú	—	13,113	13,113
Credicorp Capital Servicios Financieros	—	8,546	8,546
Other minors	1,880	42,809	44,689
	14,622,726	260,548	14,883,274

	Number of shares
		Shared-
	Shares of	based
At December 31, 2017	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	194,177	194,177
Pacífico Seguros	—	36,581	36,581
Credicorp Capital Ltd.	—	20,752	20,752
Other minors	5,151	24,501	29,652
	14,625,997	276,011	14,902,008

(*) Corresponds to treasury stock that were granted to employees and senior management, for which they have the right to vote. These stocks are not vested at said dates, see Note 20.

Schedule of reserves within equity

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income (available-for-sale investments under IAS 39, at December 31, 2017) and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments
	that will not be
	reclassifed to
	profit or loss	Instruments that will be reclassified to consolidated statement of income
			Reserve for			Foreign
	Equity	Debt	available-for-	Reserve for		currency
	instruments at	instruments at	sale	cash flow	Insurance	translation
	fair value	fair value	investments	hedges	reserves	reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance at January 1, 2017	—	—	1,146,788	24,650	—	38,293	1,209,731
Increase in net unrealized gains on investments	—	—	873,868	—	—	—	873,868
Transfer of net realized gains on investments to profit or loss	—	—	(517,006)	—	—	—	(517,006)
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	—	—	766	—	—	—	766
Change in net unrealized losses on cash flow hedges derivatives	—	—	—	(59,709)	—	—	(59,709)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	—	—	—	2,278	—	—	2,278
Foreign exchange translation	—	—	—	—	—	(54,334)	(54,334)
Balance at December 31, 2017	—	—	1,504,416	(32,781)	—	(16,041)	1,455,594
Change in accounting policy, Note 3(a)(vii)	431,711	853,747	(1,504,416)	—	—	—	(218,958)
Balance at December 31, 2017 - Restated	431,711	853,747	—	(32,781)	—	(16,041)	1,236,636
Increase (decrease) in net unrealized gains on investments	20,840	(583,385)	—	—	—	—	(562,545)
Transfer of net realized gains on investments to profit or loss	—	(38,983)	—	—	—	—	(38,983)
Transfer of the impairment credit loss on investments to profit or loss, Note 24	—	(1,909)	—	—	—	—	(1,909)
Change in net unrealized gain on cash flow hedges derivatives	—	—	—	73,263	—	—	73,263
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	—	—	—	(43,643)	—	—	(43,643)
Foreign exchange translation	—	—	—	—	—	45,634	45,634
Balance at December 31, 2018	452,551	229,470	—	(3,161)	—	29,593	708,453
Increase in net unrealized gains on investments	97,514	606,276	—	—	—	—	703,790
Transfer of net realized loss on investments to profit or loss	—	420,987	—	—	—	—	420,987
Transfer of recovery of credit loss of investments to profit or loss, Note 24	—	(745)	—	—	—	—	(745)
Change in net unrealized loss on cash flow hedges derivatives	—	—	—	(62,002)	—	—	(62,002)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	—	—	—	35,059	—	—	35,059
Other reserves	—	—	—	—	(658,491)	—	(658,491)
Foreign exchange translation	—	—	—	—	—	(58,862)	(58,862)
Balance at December 31, 2019	550,065	1,255,988	—	(30,104)	(658,491)	(29,269)	1,088,189

Schedule of analysis of other comprehensive income

The movement of the item is as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Net unrealized (gain) loss	606,276	(583,385)	—
Transfer of net realized loss (gain) to profit or loss	420,987	(38,983)	—
Transfer of recovery of credit loss to profit or loss	(745)	(1,909)	—
Sub total	1,026,518	(624,277)	—
Non-controlling interest	16,082	(6,397)	—
Income tax	22,259	(11,831)	—
	1,064,859	(642,505)	—

Available-for-sale investments:
Net unrealized gain	—	—	873,868
Transfer of net realized gain to profit or loss	—	—	(517,006)
Transfer of impairment loss to profit or loss	—	—	766
Sub total	—	—	357,628
Non-controlling interest	—	—	4,120
Income tax	—	—	13,962
	—	—	375,710

Cash flow hedge:
Net (losses) gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses (gains) on cash flow hedges derivatives to profit or loss	35,059	(43,643)	2,278
Sub total	(26,943)	29,620	(57,431)
Non-controlling interest	(618)	679	(1,219)
Income tax	(10,290)	10,942	(18,719)
	(37,851)	41,241	(77,369)

Other reserves:
Insurances reserves	(658,491)	—	—
Non-controlling interest	(8,065)	—	—
	(666,556)	—	—

Foreign exchange traslation:
Exchange gains or losses	(58,862)	45,634	(54,334)
Non-controlling interest	539	21	107
	(58,323)	45,655	(54,227)

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:
Equity instruments at fair value through other comprehensive income -
Net unrealized gains	97,514	20,840	—
Non-controlling interest	(3)	(37)	—
Income tax	(5,999)	168	—
	91,512	20,971	—

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Attributable to:
Credicorp's equity holders	379,736	(528,183)	245,863
Non-controlling interest	7,935	(5,734)	3,008
	387,671	(533,917)	248,871

Schedule of distribution of dividends

The chart below shows the distribution of dividends agreed by the Board of Directors:

	2019	2018	2017

Date of Meeting - Board of Directors	27.02.2019	28.02.2018	22.02.2017
Dividends distribution, net of treasury shares effect	1,595,229	1,130,427	979,989
Payment of dividends per share (in soles)	20.0000	14.1726	12.2865
Date of dividends payout	10.05.2019	11.05.2018	12.05.2017
Exchange rate published by the SBS	3.3150	3.2929	3.2873
Dividends payout (equivalent in thousands of US$)	481,215	343,292	298,114